Commitments and Contingencies - Additional Information - A L P (Detail) $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 14, 2014 vessel	Sep. 30, 2016 USD ($) vessel	Mar. 31, 2014 USD ($) vessel	Dec. 31, 2017 vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2018 USD ($)
Loss Contingencies [Line Items]
Net payments for vessels and equipment, including advances on newbuilding contracts and conversion costs					$ 294,581	$ 664,667	$ 172,169
Payments made towards commitments					25,187	$ 34,027
ALP Maritime Services B.V. [Member]
Loss Contingencies [Line Items]
Percentage of shares acquired	100.00%		100.00%
Number of vessels | vessel		1
Expected cost of newbuildings			$ 217,000
Prepaid Expense					172,900
Payments due in 2017					44,300
ALP Maritime Services B.V. [Member] | Newbuildings [Member]
Loss Contingencies [Line Items]
Number of vessels | vessel	4		4
Net payments for vessels and equipment, including advances on newbuilding contracts and conversion costs		$ 17,100
Debt instrument, face amount					185,000
Unused borrowing capacity					$ 68,300
ALP Maritime Services B.V. [Member] | Newbuildings [Member] | Reimbursements [Member]
Loss Contingencies [Line Items]
Net payments for vessels and equipment, including advances on newbuilding contracts and conversion costs		$ 7,000
Scenario, Forecast [Member] | Newbuildings [Member]
Loss Contingencies [Line Items]
Unused borrowing capacity								$ 437,000
Scenario, Forecast [Member] | ALP Maritime Services B.V. [Member]
Loss Contingencies [Line Items]
Number of vessels | vessel				3